Note 25 - Goodwill (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Sep. 03, 2013	Sep. 01, 2013
Goodwill [Line Items]
Reorganization value of Successor assets	$ 2,138	$ 2,556
Reorganization value of Successor assets in excess of fair value - Successor goodwill	$ 88	$ 96	$ 88
Successor [Member]
Goodwill [Line Items]
Reorganization value of Successor assets				$ 3,463	$ 3,463
Less: Fair value of Successor assets (excluding goodwill)					3,375
Reorganization value of Successor assets in excess of fair value - Successor goodwill				$ 88	$ 88